Related Party Transactions (Details) € in Millions		4 Months Ended		8 Months Ended		12 Months Ended
	Jan. 01, 2015 USD ($)	Apr. 30, 2015 EUR (€)	Apr. 30, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transactions
Monthly advances on account of the vessels' operating expenses							$ 34,007,000		$ 32,603,000
Manager
Related Party Transactions
Adjusted daily management fees	$ 850
Adjusted daily vessel management fees for vessels on bareboat charter	425
Adjusted daily vessel management fees for vessels on time charter	$ 850
Management fee on gross freight, charter hire, ballast bonus and demurrage before adjustment (as a percent)	1.25%
Adjusted management fee on gross freight, charter hire, ballast bonus and demurrage (as a percent)	0.50%
Management fees incurred shown under General and administrative expenses							16,900,000		17,100,000	$ 17,400,000
Management commissions incurred shown under Voyage expenses							5,300,000		6,300,000	6,900,000
Fee for providing services of executive officers		€ 0.5	$ 600,000
Executive officers compensation				€ 1.0	$ 1,100,000	€ 1.5	1,800,000	€ 1.5	1,700,000
The Swedish Club
Related Party Transactions
Premiums paid							$ 4,600,000		$ 5,600,000	$ 6,300,000